Related parties (Detail 1) SFr in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CHF (SFr)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CHF (SFr)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 CHF (SFr)		Dec. 31, 2017 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 32			$ 27			$ 25
Incentive awards - cash	[2]			14			15			15
Annual incentive award under DCCP				21			22			22
Employer's contributions to retirement benefit plans				3			3			3
Benefits in kind, fringe benefits (at market value)				1			2			2
Equity-based compensation	[3]			37			40			40
Total		SFr 107	[4]	$ 108	SFr 107	[4]	$ 109	SFr 106	[4]	$ 106
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.99		0.99	0.98		0.98	1		1
UBS AG
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments	[1]			$ 30			$ 25			$ 24
Incentive awards - cash	[2]			13			14			13
Annual incentive award under DCCP				20			21			20
Employer's contributions to retirement benefit plans				2			3			3
Benefits in kind, fringe benefits (at market value)				1			2			2
Equity-based compensation	[3]			34			38			36
Total		SFr 101	[4]	$ 101	SFr 100	[4]	$ 102	SFr 98	[4]	$ 98
Vesting period of shares granted to key management personnel		5 years		5 years	5 years		5 years	5 years		5 years
Applicable performance award currency exchange rate		0.99		0.99	0.98		0.98	1		1

[1]	May include role-based allowances in line with market practice and regulatory requirements
[2]	The cash portion may also include blocked shares in line with regulatory requirements.
[3]
Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period of generally five years. Refer to Note 30 for more information. For GEB members, equity-based compensation for 2019 was entirely comprised of LTIP awards and equity-based compensation for 2018 and 2017 was entirely comprised of EOP awards. For the Chairman of the BoD the equity-based compensation for 2019, 2018 and 2017 was entirely comprised of UBS shares.

[4]
Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2019: USD / CHF 0.99; 2018: USD / CHF 0.98; 2017: USD / CHF 1.00).